25. The Company’s Share-based Compensation Plan	12 Months Ended
Dec. 31, 2017
Companys Share-based Compensation Plan
The Company's Share-based Compensation Plan

In 2016, the Company’s Board of Directors proposed that the treasury shares be used for the implementation of a long-term incentive plan in favor of executive directors, managers or other personnel holding key executive positions in the Company in an employment relationship with the latter and those who in the future are invited to participate, under the terms of section 67 of Law No. 26,831 on Capital Markets, after the effort made by the directors in the negotiation of the RTI The plan was ratified and approved by the ordinary and extraordinary shareholders’ meeting held on April 18, 2017 (Note 44).

At the date of issuance of these financial statements, the Company awarded a total of 1,618,332 shares to executive directors and managers as additional remuneration for their performance in special processes developed during fiscal year 2016.

The fair value of the previously referred to shares at the award date, amounted to $ 42.3 million and has been recorded in the Salaries and social security taxes line item, with a contra account in Equity. The amount recorded in Equity is net of the tax effect.